UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities - 80.09%
Fannie Mae- Aces
2014-M5, 0.521%, 01/25/2017 (a)	$1,824,853	$1,828,809
2014-M6, 0.459%, 12/25/2017 (a)	2,944,011	2,951,228
2012-M9, 4.227%, 12/25/2017 (a)(c)	12,961,032	1,395,591
2014-M8, 0.402%, 05/25/2018 (a)	2,997,542	3,001,820
Fannie Mae Pool
735794, 7.000%, 06/01/2017	12,156	12,595
545825, 6.000%, 07/01/2017	13,135	13,733
254443, 6.000%, 09/01/2017	38,257	40,211
670372, 6.000%, 09/01/2017	65,780	68,717
254473, 5.500%, 10/01/2017	172,750	183,216
755513, 4.000%, 11/01/2018	40,983	43,423
555872, 5.000%, 11/01/2018	27,712	29,284
889972, 7.000%, 11/01/2018	1,641	1,707
745498, 7.000%, 11/01/2018	6,309	6,564
725098, 5.500%, 12/01/2018	173,799	184,328
255208, 4.000%, 04/01/2019	393,696	417,318
725352, 4.500%, 04/01/2019	610,393	646,921
255176, 4.500%, 04/01/2019	57,287	60,675
761402, 4.500%, 05/01/2019	793,156	845,924
725527, 5.500%, 05/01/2019	46,455	49,270
255273, 4.500%, 06/01/2019	37,080	39,283
725792, 4.500%, 08/01/2019	85,301	90,408
725707, 5.000%, 08/01/2019	300,579	321,212
725993, 6.000%, 09/01/2019	92,826	97,311
735990, 4.500%, 11/01/2019	182,125	193,056
357695, 4.500%, 01/01/2020	183,388	195,235
255547, 4.500%, 01/01/2020	287,956	305,070
995182, 5.500%, 06/01/2020	58,251	61,780
MA0459, 4.000%, 07/01/2020	821,507	870,127
AB1233, 4.000%, 07/01/2020	683,252	723,842
745440, 4.500%, 07/01/2020	41,955	44,470
MA0521, 3.500%, 09/01/2020	418,557	442,803
735920, 4.500%, 10/01/2020	1,133,797	1,207,559
995158, 4.500%, 12/01/2020	547,176	582,732
995287, 6.500%, 02/01/2021	71,278	74,570
MA0688, 4.000%, 03/01/2021	1,077,232	1,141,263
745453, 5.500%, 03/01/2021	195,329	212,600
MA0704, 4.000%, 04/01/2021	555,460	588,378
MA0793, 3.500%, 07/01/2021	2,264,719	2,396,263
890330, 5.000%, 10/01/2021	43,928	46,921
888136, 6.000%, 12/01/2021	278,860	305,459
AE0595, 4.500%, 03/01/2022	807,974	856,509
889143, 4.500%, 05/01/2022	84,344	89,841
MA1099, 3.500%, 06/01/2022	784,371	830,595
890156, 5.000%, 05/01/2023	49,725	53,680
254762, 5.000%, 05/01/2023	250,322	275,951
254797, 5.000%, 06/01/2023	237,734	262,075
254799, 5.000%, 07/01/2023	395,556	436,055
254954, 4.500%, 10/01/2023	439,179	474,594
254911, 5.000%, 10/01/2023	330,952	364,837
254963, 5.500%, 10/01/2023	41,361	45,952
995874, 5.500%, 11/01/2023	19,457	21,182
725152, 5.500%, 02/01/2024	144,437	161,966
255160, 5.500%, 03/01/2024	293,788	327,448
255226, 5.000%, 05/01/2024	145,378	160,263
255456, 5.500%, 10/01/2024	215,529	239,976
255667, 5.000%, 03/01/2025	257,769	284,161
AD3081, 4.000%, 04/01/2025	318,099	340,286
890216, 4.500%, 07/01/2025	178,182	190,470
735734, 5.500%, 07/01/2025	111,211	123,940
TBA, 3.500%, 09/15/2025	4,125,000	4,359,610
255984, 4.500%, 11/01/2025	29,181	31,534
256045, 5.000%, 12/01/2025	142,865	157,492
256247, 6.000%, 05/01/2026	32,946	37,385
256272, 5.500%, 06/01/2026	1,135	1,268
48081, 4.630%, 12/01/2026 (a)	21,341	21,680
888281, 6.000%, 04/01/2027	181,114	204,673
47935, 4.781%, 05/01/2027 (a)	4,134	4,329
252284, 6.500%, 01/01/2029	187,343	216,630
323591, 6.500%, 03/01/2029	52,592	60,511
676661, 5.500%, 01/01/2033	119,207	133,783

555326, 5.500%, 04/01/2033	409,696	463,419
555424, 5.500%, 05/01/2033	358,289	402,705
555531, 5.500%, 06/01/2033	280,550	315,129
555592, 5.500%, 07/01/2033	115,603	129,860
725205, 5.000%, 03/01/2034	689,628	762,328
745096, 5.500%, 11/01/2034	205,670	231,084
995801, 5.500%, 12/01/2034	33,404	37,585
735989, 5.500%, 02/01/2035	146,701	164,782
888073, 5.500%, 02/01/2035	85,325	95,845
735715, 5.500%, 05/01/2035	348,070	391,398
889929, 5.500%, 08/01/2037	197,797	222,240
Fannie Mae REMICS
2002-7, 5.500%, 03/25/2017	154,383	161,009
2002-7, 6.000%, 03/25/2017	34,538	35,775
2002-11, 5.500%, 03/25/2017	16,375	16,824
2002-19, 6.000%, 04/25/2017	5,990	6,214
2002-57, 5.500%, 09/25/2017	101,722	106,336
2002-59B, 5.500%, 09/25/2017	388,499	407,912
2002-55-QE, 5.500%, 09/25/2017	136,577	142,968
2002-55-GC, 5.500%, 09/25/2017	25,068	26,264
2002-58, 5.500%, 09/25/2017	45,022	47,085
2002-61, 5.500%, 10/25/2017	37,513	39,510
2002-74, 5.000%, 11/25/2017	90,915	95,417
2002-72, 5.500%, 11/25/2017	61,164	64,485
2002-62, 5.500%, 11/25/2017	132,201	139,302
2003-27, 3.500%, 03/25/2018	34,011	34,296
2003-21, 5.000%, 03/25/2018	78,611	82,759
2003-81, 4.500%, 04/25/2018	26,307	26,345
2003-57, 3.500%, 06/25/2018	85,794	88,974
2003-57, 5.000%, 06/25/2018	12,727	13,455
2003-74, 3.750%, 08/25/2018	39,729	41,355
2003-81, 4.500%, 09/25/2018	36,271	38,154
2003-91, 4.500%, 09/25/2018	187,796	197,280
2003-108, 4.000%, 11/25/2018	276,769	289,374
2003-128, 4.000%, 01/25/2019	299,779	313,071
2004-3, 4.000%, 02/25/2019	155,113	162,007
2009-37, 4.000%, 04/25/2019	15,897	16,592
1999-15, 6.000%, 04/25/2019	111,393	119,572
2004-27, 4.000%, 05/25/2019	128,682	136,043
2009-70, 5.000%, 08/25/2019	39,018	40,932
2011-9, 5.000%, 04/25/2020	395,336	422,701
1990-73, 0.000%, 07/25/2020 (b)	48,692	47,610
2011-68, 4.500%, 12/25/2020	399,426	423,226
2008-24, 5.000%, 04/25/2023	612,034	646,988
2008-36, 4.500%, 05/25/2023	239,619	256,541
2003-80, 4.000%, 06/25/2023	5,588	5,771
2003-46, 4.000%, 06/25/2023	9,167	9,288
2003-55, 5.000%, 06/25/2023	372,354	404,220
2003-49, 5.500%, 06/25/2023	42,500	44,074
2008-62, 4.000%, 07/25/2023	210,932	221,503
2001-64, 6.000%, 11/25/2031	315,742	356,637
2010-39, 5.000%, 10/25/2032	18,605	18,824
2003-44, 0.905%, 06/25/2033 (a)	325,009	330,632
2005-27, 5.500%, 05/25/2034	41,194	43,719
2005-23, 5.000%, 04/25/2035	45,453	48,707
2005-62, 4.750%, 07/25/2035	66,367	70,621
2006-70, 0.000%, 06/25/2036 (b)	374,539	350,607
2007-33, 5.500%, 04/25/2037	14,003	15,490
2009-15, 4.500%, 10/25/2037	6,693	6,798
2008-53, 1.005%, 07/25/2038 (a)	78,674	80,113
2010-90, 4.000%, 04/25/2040	403,930	421,731
FHLMC Multifamily Structured Pass Through Certificates
K-002, 4.879%, 05/19/2017	333,556	359,527
K-706, 1.691%, 06/25/2018	137,831	140,089
K-F01, 0.505%, 04/25/2019 (a)	731,161	732,836
K-714, 0.885%, 10/25/2020 (a)(c)	12,135,634	463,047
K-023, 1.438%, 08/25/2022 (a)(c)	4,954,531	412,185
FHLMC-GNMA
G023, 0.605%, 11/25/2023 (a)	282,185	284,833
Freddie Mac Gold Pool
G1-1182, 6.500%, 10/01/2014	-	-
E0-1098, 6.000%, 02/01/2017	27,581	28,760
E0-1138, 6.500%, 03/01/2017	22,189	23,193
E0-1140, 6.000%, 05/01/2017	34,083	35,659
G1-1418, 6.500%, 07/01/2017	83,774	87,641
G1-1350, 6.000%, 10/01/2017	69,825	72,764
G1-1337, 5.500%, 11/01/2017	304,588	323,287
E0-1251, 5.500%, 11/01/2017	484,934	514,703
G1-2166, 6.500%, 01/01/2018	8,129	8,407
E0-1323, 4.500%, 03/01/2018	81,851	86,374

G1-1516, 6.000%, 03/01/2018	38,560	40,149
G1-1509, 6.000%, 03/01/2018	59,228	61,923
E0-1343, 5.000%, 04/01/2018	88,326	93,284
G1-1399, 5.500%, 04/01/2018	76,299	80,983
E0-1386, 5.000%, 06/01/2018	24,031	25,380
E0-1425, 4.500%, 08/01/2018	98,097	103,518
E0-1488, 5.000%, 10/01/2018	114,688	121,125
E0-1490, 5.000%, 11/01/2018	376,675	397,833
E0-1497, 5.500%, 11/01/2018	32,387	34,662
G1-2471, 4.500%, 12/01/2018	197,007	207,893
G1-2883, 5.000%, 12/01/2018	203,061	214,458
G1-1731, 5.500%, 12/01/2018	210,887	224,603
G1-1551, 5.500%, 02/01/2019	66,275	70,344
G1-1574, 6.000%, 02/01/2019	66,668	69,759
B1-3150, 4.000%, 03/01/2019	396,517	419,850
G1-3052, 5.000%, 03/01/2019	143,181	151,218
B1-5137, 4.000%, 06/01/2019	66,775	70,684
G1-2081, 4.500%, 06/01/2019	31,164	32,886
B1-5759, 4.500%, 07/01/2019	288,128	304,051
G1-8009, 5.000%, 09/01/2019	95,399	101,863
G1-1694, 6.500%, 09/01/2019	146,004	153,010
G1-8016, 5.000%, 10/01/2019	408,008	435,752
G1-3330, 6.000%, 10/01/2019	19,543	20,420
G1-8020, 4.500%, 11/01/2019	365,572	385,826
G1-1653, 5.500%, 12/01/2019	192,826	206,342
G1-1649, 4.500%, 02/01/2020	629,060	663,823
G1-1650, 5.000%, 02/01/2020	50,010	53,410
G1-2569, 4.000%, 05/01/2020	380,921	403,239
G1-1717, 5.000%, 06/01/2020	104,474	113,306
G1-1722, 5.000%, 07/01/2020	134,300	145,640
G1-1754, 6.000%, 07/01/2020	3,759	4,021
G1-1720, 4.500%, 08/01/2020	588,281	629,714
G1-3272, 4.500%, 08/01/2020	204,335	215,626
G1-4921, 4.500%, 08/01/2020	1,410,480	1,488,423
G1-1838, 6.000%, 08/01/2020	69,274	73,261
G1-3312, 4.500%, 09/01/2020	112,664	118,891
G1-3318, 5.000%, 10/01/2020	323,527	345,482
G1-1773, 5.000%, 10/01/2020	77,906	84,489
G1-2046, 4.000%, 12/01/2020	129,338	136,925
J1-4483, 3.500%, 02/01/2021	325,291	344,134
J1-4426, 3.500%, 02/01/2021	498,126	526,974
G1-2911, 4.000%, 02/01/2021	52,751	55,773
G1-1938, 4.500%, 03/01/2021	182,289	195,152
G1-2189, 5.500%, 03/01/2021	242,400	263,539
J1-5115, 3.500%, 04/01/2021	1,249,524	1,321,888
G1-1941, 5.500%, 04/01/2021	17,085	18,670
G1-2322, 5.500%, 07/01/2021	24,609	26,899
G1-2239, 5.500%, 07/01/2021	54,112	59,159
C9-0457, 6.500%, 07/01/2021	10,227	11,528
G1-3621, 6.500%, 08/01/2021	221,454	231,977
G1-2381, 5.000%, 09/01/2021	285,054	309,470
G1-2456, 4.000%, 10/01/2021	130,429	138,064
G1-2403, 5.000%, 10/01/2021	173,511	188,344
G1-2717, 5.500%, 11/01/2021	24,096	25,915
G1-2942, 4.500%, 01/01/2022	101,551	108,705
G1-2491, 5.000%, 01/01/2022	549,074	595,771
G1-2977, 5.500%, 10/01/2022	101,463	110,857
C9-0588, 5.500%, 11/01/2022	32,014	35,490
G3-0234, 6.500%, 11/01/2022	5,831	6,573
G1-2935, 5.000%, 01/01/2023	64,827	70,646
C9-0675, 5.000%, 05/01/2023	153,377	168,774
C9-0676, 5.500%, 05/01/2023	100,399	111,299
D9-6027, 5.500%, 05/01/2023	20,135	22,780
C9-0689, 4.500%, 07/01/2023	238,706	257,916
C9-0690, 5.000%, 07/01/2023	357,588	397,453
C9-0698, 4.500%, 08/01/2023	164,299	177,521
C9-0705, 4.500%, 09/01/2023	159,223	172,037
C9-0706, 5.000%, 09/01/2023	19,650	21,623
G1-3345, 6.500%, 10/01/2023	25,038	27,152
G1-4160, 6.000%, 01/01/2024	170,494	178,904
G1-3390, 6.000%, 01/01/2024	169,110	185,325
G1-3692, 5.500%, 02/01/2024	86,038	94,707
G1-3610, 5.500%, 02/01/2024	132,743	146,403
C9-0830, 4.500%, 05/01/2024	356,608	385,306
G1-8330, 4.500%, 11/01/2024	304,601	326,847
E0-2684, 4.500%, 03/01/2025	93,972	100,219
G3-0289, 7.000%, 09/01/2025	760,467	851,106
J1-4785, 4.000%, 03/01/2026	378,286	403,745
G1-4159, 4.000%, 06/01/2026	534,960	571,005
G1-4204, 4.500%, 06/01/2026	572,633	614,289

C9-0989, 6.000%, 09/01/2026	147,159	165,477
C9-1075, 6.000%, 08/01/2027	203,407	228,849
G0-1584, 5.000%, 08/01/2033	230,013	253,845
C0-1649, 5.500%, 10/01/2033	530,184	594,276
G0-5168, 5.000%, 12/01/2034	51,750	57,167
H0-9207, 6.500%, 08/01/2038	219,447	235,439
Freddie Mac REMICS
2791, 5.000%, 05/15/2015	7,138	7,180
2828, 5.500%, 06/15/2015	29,205	29,330
2344, 6.000%, 08/15/2016	220,785	228,956
2354, 5.750%, 09/15/2016	102,382	106,349
2381, 5.500%, 11/15/2016	258,849	268,284
3669, 3.500%, 06/15/2017	178,612	181,030
2458, 5.500%, 06/15/2017	36,466	37,716
3204, 5.000%, 08/15/2017	376,820	386,858
2503-TG, 5.500%, 09/15/2017	40,768	43,032
2503-BH, 5.500%, 09/15/2017	18,910	19,935
2509, 5.000%, 10/15/2017	17,690	18,572
2510, 5.000%, 10/15/2017	54,777	57,513
2515, 5.000%, 10/15/2017	182,232	191,319
2508, 5.000%, 10/15/2017	102,457	107,583
2513-JE, 5.000%, 10/15/2017	101,736	106,765
2513-DB, 5.000%, 10/15/2017	57,478	60,316
2564, 5.500%, 10/15/2017	32,406	34,187
2543, 5.000%, 12/15/2017	195,423	205,400
2555, 4.250%, 01/15/2018	130,779	136,014
2564, 5.000%, 02/15/2018	132,781	139,876
2575, 5.000%, 02/15/2018	89,824	94,635
2629, 4.000%, 03/15/2018	49,720	50,375
3434, 4.000%, 03/15/2018	77,284	77,548
2617, 4.500%, 05/15/2018	393,331	412,462
2627, 4.500%, 06/15/2018	141,706	148,710
2631, 4.500%, 06/15/2018	82,208	86,157
2686, 3.500%, 10/15/2018	226,399	235,468
2685, 4.000%, 10/15/2018	435,182	454,368
2696, 4.000%, 10/15/2018	103,759	108,564
2707, 4.500%, 11/15/2018	194,168	205,588
2735, 4.000%, 01/15/2019	435,415	454,586
2786, 4.000%, 04/15/2019	276,095	289,796
2773, 4.000%, 04/15/2019	471,416	494,880
2790, 5.000%, 05/15/2019	89,351	94,599
3414, 4.000%, 12/15/2019	286,115	298,693
2934, 0.000%, 02/15/2020 (b)	133,667	131,846
3037, 4.500%, 02/15/2020	1,939	1,941
2958, 4.500%, 04/15/2020	475,945	500,047
3033, 4.500%, 09/15/2020	143,633	150,587
3621, 5.000%, 01/15/2021	233,163	242,102
3288, 4.500%, 03/15/2022	698,721	739,229
3484, 5.000%, 09/15/2022	9,903	9,969
2522, 5.500%, 11/15/2022	692,265	757,626
2649, 3.500%, 07/15/2023	36,537	38,265
2676, 5.000%, 09/15/2023	520,029	566,141
3842, 3.500%, 12/15/2023	128,735	132,031
2720, 5.000%, 12/15/2023	21,724	23,368
2950, 5.000%, 12/15/2023	216,484	219,218
2783, 5.000%, 04/15/2024	341,563	375,383
2824, 5.000%, 07/15/2024	15,865	17,443
3007, 5.500%, 07/15/2024	15,132	15,269
2835, 5.500%, 08/15/2024	188,127	206,779
2892, 5.000%, 11/15/2024	470,709	519,208
3741, 3.500%, 03/15/2025	108,298	113,321
3784, 4.000%, 01/15/2026	114,690	122,665
3178, 6.000%, 09/15/2028	29,562	30,216
2344, 6.500%, 08/15/2031	50,596	58,015
2690, 5.000%, 04/15/2032	165,729	168,354
2752, 5.000%, 10/15/2032	344,706	351,055
3136, 0.455%, 04/15/2036 (a)	445,000	446,476
Freddie Mac Strips
S0-1556, 0.000%, 04/01/2028 (b)	705,218	660,665
Ginnie Mae I Pool
781567X, 5.000%, 02/15/2018	52,280	55,397
781731X, 4.500%, 11/15/2018	205,435	215,512
782098X, 6.000%, 01/15/2020	185,731	195,994
781919X, 5.000%, 05/15/2020	460,343	492,851
782039X, 5.500%, 11/15/2020	186,825	198,297
782232X, 5.000%, 07/15/2021	308,707	330,273
782618X, 4.500%, 04/15/2024	278,904	300,829
741854X, 4.000%, 05/15/2025	452,108	479,578
Government National Mortgage Association
1998-21, 6.500%, 09/20/2028	65,222	73,336

2011-38, 2.528%, 06/16/2034	291,248	293,281
2013-101, 0.514%, 05/16/2035	762,186	747,694
2009-104, 4.250%, 07/20/2036	215,100	222,357
2008-55, 5.000%, 07/20/2037	62,967	64,468
2010-112, 3.000%, 04/20/2038	143,137	148,143
2011-40, 2.500%, 06/20/2038	168,193	171,476
2009-15, 4.250%, 12/20/2038	301,819	315,526
2009-101, 4.000%, 08/20/2039	250,455	266,404
2013-55, 1.579%, 12/16/2042	764,618	753,147
2013-165, 0.456%, 11/20/2043 (a)	577,851	579,325
2013-107, 0.862%, 11/16/2047 (a)(c)	7,815,141	494,984
2013-15, 0.698%, 08/16/2051 (a)(c)	8,006,629	495,266
2013-07, 0.828%, 05/16/2053 (a)(c)	12,091,835	827,057
2013-01, 0.912%, 02/16/2054 (a)(c)	9,724,213	781,433
2013-105, 0.693%, 06/16/2054 (a)(c)	4,878,227	228,525
2013-40, 1.077%, 06/16/2054 (a)(c)	12,708,383	869,336
2013-17, 1.657%, 06/16/2054 (a)(c)	19,416,152	1,260,137
2013-101, 1.232%, 10/16/2054 (a)(c)	3,665,436	215,709
2013-156, 0.937%, 06/16/2055 (a)(c)	7,911,552	510,885
2014-01, 0.885%, 09/16/2055 (a)(c)	9,899,291	597,808
2014-54, 0.908%, 09/16/2055 (a)(c)	14,095,293	969,263
2014-73, 0.897%, 04/16/2056 (a)(c)	14,953,936	1,037,781
TOTAL MORTGAGE BACKED SECURITIES (Cost $83,758,407)		$92,956,136

U.S. Government Agency Issue - 9.87%
Federal Farm Credit Banks
0.210%, 02/27/2017 (a)	4,000,000	4,006,448
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $10,560,620)		$4,006,448

U.S. Government Note/Bond - 5.88%
United States Treasury Floating Rate Note
0.075%, 01/31/2016 (a)	5,541,000	5,541,754
United States Treasury Inflation Indexed Bonds
0.500%, 04/15/2015	791,863	795,946
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $6,340,784)		$6,337,700

SHORT-TERM INVESTMENT - 7.38%
First American U.S. Treasury Money Market Fund, 0.000% (a)	7,950,807	7,950,807
TOTAL SHORT-TERM INVESTMENT (Cost $7,950,807)		$7,950,807

Total Investments (Cost $108,610,618) - 103.22%		111,251,091
Other Assets in Excess of Liabilities- (3.22)%		(3,470,615)
TOTAL NET ASSETS - 100.00%		$107,780,476

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at August 31, 2014.
(b)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS* - 87.71%
Airlines - 4.07%
Delta Air Lines, Inc.	87,700	$3,471,166
Chemicals - 2.40%
Rockwood Holdings, Inc.	25,300	2,048,794
Commercial Services & Supplies - 4.26%
ADT Corp.	98,500	3,630,710
Computers & Peripherals - 3.07%
Apple, Inc.	25,480	2,611,700
Consumer Finance - 4.05%
Capital One Financial Corp.	42,000	3,446,520
Energy Equipment & Services - 6.39%
Exterran Holdings, Inc.	43,900	2,047,057
Schlumberger Ltd. (a)	31,000	3,398,840
		5,445,897
Food & Staples Retailing - 3.77%
CVS Health Corp.	40,400	3,209,780
Food Products - 1.88%
Mondelez International, Inc.	44,300	1,603,217
Health Care Equipment & Supplies - 2.00%
Medtronic, Inc.	26,700	1,704,795
Hotels, Restaurants & Leisure - 6.58%
Apollo Global Management, LLC	151,700	3,701,480
SeaWorld Entertainment, Inc.	91,500	1,902,285
		5,603,765
Insurance - 10.98%
Hartford Financial Services Group, Inc.	67,400	2,497,170
MetLife, Inc.	61,600	3,371,984
Prudential Financial, Inc.	38,800	3,480,360
		9,349,514
Media - 13.59%
AMC Entertainment Holdings, Inc.	91,000	2,153,970
CBS Corp.	35,624	2,112,147
Lamar Advertising Co.	74,556	3,912,699
Sinclair Broadcast Group, Inc.	116,761	3,391,907
		11,570,723
Oil, Gas & Consumable Fuels - 7.38%
Occidental Petroleum Corp.	24,500	2,541,385
Williams Cos, Inc.	63,000	3,744,720
		6,286,105
Paper & Forest Products - 2.70%
International Paper Co.	47,400	2,296,530
Pharmaceuticals - 8.30%
Pfizer, Inc.	60,500	1,778,095
Sanofi - ADR	47,600	2,603,720
Teva Pharmaceutical Industries Ltd. - ADR	51,100	2,683,772
		7,065,587
Specialty Retail - 2.83%
Williams-Sonoma, Inc.	36,600	2,407,182
Technology Hardware, Storage & Peripherals - 3.46%
Western Digital Corp.	28,600	2,946,086
Trading Companies & Distributors - 0.00%
Veritiv Corp. (c)	2	89
TOTAL COMMON STOCKS (Cost $66,037,826)		74,698,160

REAL ESTATE INVESTMENT TRUSTS - 12.24%
CBS Outdoor Americas, Inc.	98,145	3,373,244
Gaming & Leisure Properties, Inc.	102,512	3,413,649
NorthStar Realty Finance Corp.	196,700	3,640,917
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,487,085)		10,427,810

	Contracts
PURCHASED OPTIONS - 0.63%
Put Options - 0.63%
SPDR S&P 500 ETF Trust
September, 2014, Exercise Price: $169.00	670	3,350
December, 2014, Exercise Price: $165.00	450	27,000
December, 2014, Exercise Price: $174.00	850	98,175
December, 2014, Exercise Price: $180.00	273	40,950
March, 2015, Exercise Price: $180.00	1,050	364,350
TOTAL PURCHASED OPTIONS (Cost $1,481,663)		533,825

	Shares
SHORT-TERM INVESTMENT - 1.91%
First American U.S. Treasury Money Market Fund 0.000% (b)	1,623,264	1,623,264
TOTAL SHORT-TERM INVESTMEMT (Cost $1,623,264)		1,623,264

Total Investments (Cost $79,629,838) - 102.49%		87,283,059
Liabilities in Excess of Other Assets - (2.49)%		(2,118,707)
TOTAL NET ASSETS - 100.00%		$85,164,352

*	All or portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2014.
(c)	Non-income producing security.
ADR	American Depositary Receipt.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

M.D. Sass Equity Income Plus Fund
Schedule of Options Written
August 31, 2014 (Unuadited)

	Contracts	Value
CALL OPTIONS
The ADT Corp.
Expiration: October 2014, Exercise Price: $36.00	985	$167,450
AMC Entertainment Holdings, Inc.
Expiration: September 2014, Exercise Price: $25.00	910	13,650
Apollo Global Management, LLC
Expiration: September 2014, Exercise Price: $27.50	560	2,800
Expiration: September 2014, Exercise Price: $35.00	100	1,250
Expiration: September 2014, Exercise Price: $37.50	644	8,050
Expiration: December 2014, Exercise Price: $27.50	213	7,987
Apple, Inc
Expiration: September 2014, Exercise Price: $105.00	252	36,792
Capital One Financial Corp.
Expiration: September 2014, Exercise Price: $85.00	210	3,150
Expiration: September 2014, Exercise Price: $87.50	210	1,470
CBS Corp.
Expiration: September 2014, Exercise Price: $65.00	356	1,780
CBS Outdoor Americas, Inc.
Expiration: September 2014, Exercise Price: $34.00	705	52,875
Expiration: September 2014, Exercise Price: $35.00	276	6,900
CVS Health Corp.
Expiration: September 2014, Exercise Price: $80.00	404	26,260
Delta Air Lines, Inc.
Expiration: September 2014, Exercise Price: $40.00	121	10,527
Expiration: September 2014, Exercise Price: $47.00	756	1,512
Exterran Holdings, Inc.
Expiration: November 2014, Exercise Price: $45.00	389	110,865
Gaming & Leisure Properties, Inc.
Expiration: October 2014, Exercise Price: $35.00	250	5,625
Expiration: October 2014, Exercise Price: $40.00	775	7,750
Hartford Financial Services Group, Inc.
Expiration: December 2014, Exercise Price: $36.00	674	139,181
International Paper Co.
Expiration: October 2014, Exercise Price: $50.00	474	29,862
Lamar Advertising Co.
Expiration: October 2014, Exercise Price: $55.00	646	8,075
Expiration: January 2015, Exercise Price: $55.00	99	3,713
Medtronic, Inc.
Expiration: November 2014, Exercise Price: $65.00	267	35,244
MetLife, Inc.
Expiration: January 2015, Exercise Price: $60.00	616	52,052
Mondelez International, Inc.
Expiration: September 2014, Exercise Price: $36.00	443	21,264
NorthStar Realty Finance Corp.
Expiration: December 2014, Exercise Price: $18.00	1,967	255,710
Occidental Petroleum Corp.

Expiration: November 2014, Exercise Price: $110.00	245	28,420
Pfizer, Inc.
Expiration: November 2014, Exercise Price: $30.00	605	29,040
Prudential Financial, Inc.
Expiration: March 2015, Exercise Price: $97.50	388	96,806
Rockwood Holdings, Inc.
Expiration: November 2014, Exercise Price: $82.50	253	50,600
Sanofi
Expiration: September 2014, Exercise Price: $55.00	476	32,844
Schlumberger Ltd.
Expiration: November 2014, Exercise Price: $125.00	310	9,300
SeaWorld Entertainment, Inc.
Expiration: December 2014, Exercise Price: $20.00	915	190,320
Sinclair Broadcast Group, Inc.
Expiration: December 2014, Exercise Price: $35.00	1,160	55,100
Teva Pharmaceutical Industries Ltd.
Expiration: September 2014, Exercise Price: $52.50	511	51,611
Western Digital Corp.
Expiration: October 2014, Exercise Price: $90.00	80	103,800
Expiration: January 2016, Exercise Price: $87.50	124	270,320
Expiration: January 2016, Exercise Price: $90.00	82	167,690
Williams Companies, Inc.
Expiration: November 2014, Exercise Price: $72.50	366	29,280
Expiration: January 2015, Exercise Price: $62.50	630	86,310
Toal Call Options		2,213,235

Total Options Written (Premiums received $2,415,817)		$2,213,235

Footnotes to the Schedules of Investments
August 31, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at August 31, 2014 for M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and M.D. Sass Equity Income Plus Fund (the "Funds") were as follows*:

	M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund	M.D. Sass Equity Income Plus Fund
Cost of investments	$108,610,618	$79,629,838
Gross unrealized appreciation- Equities	$2,876,581	$9,680,893
Gross unrealized appreciation- Options	-	910,624
Gross unrealized depreciation- Equities	(236,108)	(1,079,834)
Gross unrealized depreciation- Options	-	(1,655,880)
Net unrealized appreciation	$2,640,473	$7,855,803

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information for M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and M.D. Sass Equity Income Plus Fund, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally classified as level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust's Board of Trustees.
These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.
These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities - U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced ("TBAs")
securities and mortgage pass-through certificates. TBA securities and mortgage passthroughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.

Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO").
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the options on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as level 2.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value ("NAV") of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proces. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interet income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at August 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund’s investments carried at fair value:

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$74,698,160	$-	$-	$74,698,160
Real Estate Investment Trusts	10,427,810	-	-	10,427,810
Purchased Options	533,825	-	-	533,825
Total Equities	85,659,795	-	-	85,659,795
Short-Term Investment	1,623,264	-	-	1,623,264
Total Investments in Securities	$87,283,059	$-	$-	$87,283,059

Liabilities:
Written Options	$776,444	$1,436,791	$-	$2,213,235
Total Liabilities	$776,444	$1,436,791	$-	$2,213,235

(1) See the Schedule of Investments for industry classifications.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$92,956,136	$-	$92,956,136
U.S. Government Agency Issue	-	4,006,448	-	4,006,448
U.S. Government Note/Bond	-	6,337,700	-	6,337,700
Total Fixed Income	-	103,300,284	-	103,300,284
Short-Term Investment	7,950,807	-	-	7,950,807
Total Investments in Securities	$7,950,807	$103,300,284	$-	$111,251,091

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2014.

The Funds measure Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2014 the
Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2014.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2014 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$533,825	Options written, at value	$2,213,235
Total		$533,825		$2,213,235

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		266,151	(1,932,808)	(1,666,657)
Total		$266,151	$(1,932,808)	$(1,666,657)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(242,712)	$567,331	$324,619
Total		$(242,712)	$567,331	$324,619

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date        10/16/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date        10/16/14

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date        10/17/14

* Print the name and title of each signing officer under his or her signature.